Concentrations and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentrations and Credit Risk (Details) [Line Items]
Revenue percentage	10.00%	10.00%	10.00%
Accounts receivable percentage	10.00%	10.00%
Accounts payable percentage	10.00%
Third Party Client One [Member]
Concentrations and Credit Risk (Details) [Line Items]
Revenue percentage	21.00%	15.00%
Accounts receivable percentage	54.00%	37.00%
Accounts payable percentage	24.00%	20.00%
Third Party Client Two [Member]
Concentrations and Credit Risk (Details) [Line Items]
Revenue percentage	20.00%	14.00%	13.00%
Accounts receivable percentage	13.00%	27.00%
Accounts payable percentage	17.00%	16.00%
Third Party Client Three [Member]
Concentrations and Credit Risk (Details) [Line Items]
Revenue percentage	16.00%
Accounts receivable percentage	13.00%	13.00%
Accounts payable percentage	14.00%
Third-Party Clients One [Member]
Concentrations and Credit Risk (Details) [Line Items]
Revenue percentage			17.00%
One Related Party Client [Member]
Concentrations and Credit Risk (Details) [Line Items]
Revenue percentage			10.00%
Third Party Client Four [Member]
Concentrations and Credit Risk (Details) [Line Items]
Accounts receivable percentage	13.00%
Accounts payable percentage	13.00%